Business combinations (Details 1) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016 [1]	Jul. 03, 2014
Net assets acquired
Goodwill (Note 4)		$ 47,485,572
Fair value of Apicore Series A-1 preferred shares		$ (1,755,530)
Apicore
Net assets acquired
Cash and cash equivalents			$ 3,611,307
Accounts receivable			3,202,471
Inventories			12,299,051
Prepaid expenses			698,115
Property, plant and equipment			9,795,629
Intangible assets			101,712,420
Goodwill (Note 4)			47,485,572
Other assets			160,662
Accounts payable and accrued liabilities			(9,831,337)
Short-term borrowings			(1,051,309)
Deferred revenue			(1,544,335)
Long-term debt			(13,655,679)
Finance lease obligations			(342,153)
Other long-term liabilities			(136,827)
Deferred tax liabilities			(37,749,605)
Net assets acquired			112,898,452
Apicore | Series A-1 preferred shares
Net assets acquired
Fair value of Apicore Series A-1 preferred shares			$ (1,755,530)

[1]	Restated